SUBSEQUENT EVENTS (Details Narrative) - USD ($)													1 Months Ended			2 Months Ended	3 Months Ended				11 Months Ended	12 Months Ended
	May 02, 2022	Apr. 02, 2022	Mar. 30, 2022	Mar. 25, 2022	Mar. 03, 2022	Feb. 22, 2022	Feb. 12, 2022	Jan. 21, 2022	Jul. 06, 2021	Jun. 30, 2021	Jun. 03, 2021	May 06, 2021	May 11, 2022	Mar. 31, 2022	Dec. 31, 2021	Mar. 30, 2022	Mar. 31, 2022	Mar. 30, 2022	Mar. 17, 2022	Mar. 31, 2021	Dec. 03, 2021	Dec. 31, 2021	Dec. 31, 2020	Apr. 30, 2022
Subsequent Event [Line Items]
Number of shares of common stock							13,200,000
Proceeds from the exercise of warrants																	$ 2,000,000					$ 4,000,000
Shares issued for cash																						1,000,000
Proceeds from related party debt																	$ 4,500,000					6,700,000	$ 225,000
Number of shares issued for assigned														8,962,036			13,200,000
Stock Issued During Period, Value, Acquisitions																						$ 10,000,000
Shares cancelled
Common stock accrued														1,317,065,639	1,023,039,433		1,317,065,639					1,023,039,433	974,177,443
Related party transaction amount																	$ 0			$ 15,200		$ 15,200
Tickeri Inc [Member]
Subsequent Event [Line Items]
Number of shares of common stock																							10,000,000
Shares issued for cash																							$ 468
Common stock accrued																				8,500,000			8,500,000
Tickeri Inc [Member] | HUMBL Inc [Member]
Subsequent Event [Line Items]
Purchase price											$ 20,000,000
Acquisition transaction costs											$ 20,000,000
Juan and Javier Gonzalez [Member]
Subsequent Event [Line Items]
Number of shares of common stock											4,672,897
Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Conversion of preferred stock														22,064	7,939		22,064		4,900
Common stock issued to conversion stock																					10,000	10,000
Series B Preferred Stock [Member] | Chief Executive Officer [Member]
Subsequent Event [Line Items]
Conversion of preferred stock									93,500,000
Common stock issued to conversion stock												7,962
Two Promissory Notes [Member] | Tickeri Inc [Member] | HUMBL Inc [Member]
Subsequent Event [Line Items]
Payments for acquisition											$ 10,000,000
Secured Promissory Note [Member] | Juan and Javier Gonzalez [Member] | Tickeri Inc [Member]
Subsequent Event [Line Items]
Interest rate											5.00%
Aggregate principal amount											$ 5,000,000
One Convertible Note and One Non Convertible Note [Member] | Doug Brandt [Member] | Monster Creative LLC [Member]
Subsequent Event [Line Items]
Aggregate principal amount										$ 8,000,000
One Convertible Note and One Non Convertible Note [Member] | Kevin Childress [Member] | Monster Creative LLC [Member]
Subsequent Event [Line Items]
Aggregate principal amount										$ 8,000,000
Convertible Notes [Member] | Doug Brandt and Kevin Childress [Member] | Monster Creative LLC [Member]
Subsequent Event [Line Items]
Interest rate										5.00%
Aggregate principal amount										$ 7,500,000
Conversion price per share										$ 1.20
Debt term										18 months
Non Convertible Notes [Member] | Doug Brandt and Kevin Childress [Member] | Monster Creative LLC [Member]
Subsequent Event [Line Items]
Interest rate										5.00%
Maturity date										Apr. 01, 2022
Aggregate principal amount										$ 500,000
Debt term										3 years
Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Number of shares of common stock							26,800,000
Vesting period							2 years
Shares issued for cash							$ 6,756,000
Contingent consideration							$ 4,526,520
Warrant [Member]
Subsequent Event [Line Items]
Proceeds from the exercise of warrants																	$ 2,000,000					$ 2,000,000
Common Stock [Member]
Subsequent Event [Line Items]
Number of shares of common stock																						437,500
Shares issued for cash																						$ 4
Number of shares issued for assigned																						9,345,794
Stock Issued During Period, Value, Acquisitions																						$ 93
Common stock issued to conversion stock														220,640,000	79,390,000		220,640,000		49,000,000
Common Stock [Member] | Tickeri Inc [Member] | HUMBL Inc [Member]
Subsequent Event [Line Items]
Payments for acquisition											10,000,000
Settlement Agreement [Member]
Subsequent Event [Line Items]
Number of shares of common stock																						4,000,000
Stock Purchase Agreement [Member]
Subsequent Event [Line Items]
Cash acquired from acquisition					$ 150,000
Number of shares issued for assigned					8,962,036
Stock Issued During Period, Value, Acquisitions					$ 1,500,000
Purchase price					1,650,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares of common stock		13,200,000														675,000
Proceeds from related party debt																	$ 3,000,000
Shares cancelled				175,000
Subsequent Event [Member] | Tickeri Inc [Member] | HUMBL Inc [Member]
Subsequent Event [Line Items]
Purchase price											20,000,000
Acquisition transaction costs											$ 20,000,000
Subsequent Event [Member] | Chief Executive Officer [Member]
Subsequent Event [Line Items]
Common stock accrued																								198,750
Related party transaction amount	$ 406,040
Subsequent Event [Member] | Juan Gonzalez [Member] | Tickeri Inc [Member]
Subsequent Event [Line Items]
Number of shares of common stock											4,672,897
Subsequent Event [Member] | Javier Gonzalez [Member] | Tickeri Inc [Member]
Subsequent Event [Line Items]
Number of shares of common stock											4,672,897
Subsequent Event [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Number of shares of common stock																		220,640,000
Shares cancelled				4,900
Conversion of preferred stock				49,000,000									15,165					22,064
Subsequent Event [Member] | Promissory Notes [Member]
Subsequent Event [Line Items]
Proceeds from related party debt			$ 1,500,000			$ 3,000,000
Interest rate			4.00%			4.00%										4.00%		4.00%
Maturity date			Mar. 30, 2025			Feb. 22, 2025
Subsequent Event [Member] | Two Promissory Notes [Member] | Tickeri Inc [Member] | HUMBL Inc [Member]
Subsequent Event [Line Items]
Payments for acquisition											$ 10,000,000
Subsequent Event [Member] | Secured Promissory Note [Member] | Juan and Javier Gonzalez [Member] | Tickeri Inc [Member]
Subsequent Event [Line Items]
Interest rate											5.00%
Maturity date											Dec. 31, 2022
Aggregate principal amount											$ 5,000,000
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Number of shares of common stock		26,800,000
Vesting period		2 years
Shares issued for cash		$ 6,756,000
Contingent consideration		$ 4,526,520
Subsequent Event [Member] | Warrant [Member]
Subsequent Event [Line Items]
Number of shares of common stock								10,000,000
Proceeds from the exercise of warrants								$ 2,000,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Common stock issued to conversion stock													151,650,000
Subsequent Event [Member] | Common Stock [Member] | Tickeri Inc [Member] | HUMBL Inc [Member]
Subsequent Event [Line Items]
Payments for acquisition											$ 10,000,000
Subsequent Event [Member] | Settlement Agreement [Member]
Subsequent Event [Line Items]
Number of shares of common stock																						4,000,000
Subsequent Event [Member] | Stock Purchase Agreement [Member]
Subsequent Event [Line Items]
Cash acquired from acquisition					$ 150,000
Number of shares issued for assigned					8,962,036
Stock Issued During Period, Value, Acquisitions					$ 1,500,000
Purchase price					$ 1,650,000